Distribution of Capital Expenditure by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Capital Expenditures	$ 49,730	$ 32,779	$ 29,488
Ireland
Segment Reporting Information [Line Items]
Capital Expenditures	30,900	15,117	3,976
Rest Of Europe
Segment Reporting Information [Line Items]
Capital Expenditures	1,916	2,278	1,887
United States
Segment Reporting Information [Line Items]
Capital Expenditures	15,256	12,224	20,842
Other
Segment Reporting Information [Line Items]
Capital Expenditures	$ 1,658	$ 3,160	$ 2,783